SUPPLEMENT DATED JUNE 10, 2024

TO THE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2023

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Global Income Fund

Morningstar Global Opportunistic Equity Fund

Morningstar Alternatives Fund

(each a “Fund,” collectively the “Funds”)

This supplement provides additional information to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated August 31, 2023, as amended to date, and should be read in conjunction with such Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Portfolio Manager Change to the Funds

I.

Marta K. Norton no longer serves as portfolio manager to the Funds. To reflect this change, all references to Ms. Norton as a portfolio manager of the Funds are removed from each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Please retain this supplement for future reference.